Segment analysis	6 Months Ended
Jun. 30, 2024
Segment analysis
Segment analysis

4.     Segment analysis

The Group’s two operating and reportable segments, Europe and Americas, reflect the basis on which the Group’s performance is reviewed by management and presented to the Chief Operating Decision Maker (“CODM”). The CODM has been identified as being the Board and Chief Financial Officer.

Performance of the Group is assessed based on Adjusted EBITDA. Adjusted EBITDA is the profit or loss for the period before income tax charge or credit, net finance expense, depreciation and amortization and exceptional operating items. Other items are not allocated to segments, as these are reviewed by the CODM on a group-wide basis. Segmental revenues are derived from sales to external customers. Inter-segment revenue is not material.

Reconciliation of profit/(loss) for the period to Adjusted EBITDA

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Profit/(loss) for the period	2	(10)	(10)	(11)
Income tax charge/(credit)	2	(2)	(7)	(11)
Net finance expense	51	23	86	46
Depreciation and amortization	113	100	222	198
Exceptional operating items	10	40	21	59
Adjusted EBITDA	178	151	312	281

Segment results for the three months ended June 30, 2024 and 2023 are:

	Revenue		Adjusted EBITDA
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Europe	566	555	79	64
Americas	693	700	99	87
Group	1,259	1,255	178	151

Segment results for the six months ended June 30, 2024 and 2023 are:

	Revenue		Adjusted EBITDA
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Europe	1,047	1,041	122	113
Americas	1,353	1,345	190	168
Group	2,400	2,386	312	281

One customer accounted for greater than 10% of total Group revenue across both reportable segments in the three and six months ended June 30, 2024 (2023: one).

Within each reportable segment our respective packaging containers have similar production processes and classes of customers. Further, they have similar economic characteristics, as evidenced by similar profit margins, similar degrees of risk and similar opportunities for growth. Based on the foregoing, we do not consider that they constitute separate product lines and, therefore, additional disclosures relating to product lines are not necessary.

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2024:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	562	—	4	566
Americas	—	594	99	693
Group	562	594	103	1,259

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2023:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	552	—	3	555
Americas	—	608	92	700
Group	552	608	95	1,255

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2024:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,036	1	10	1,047
Americas	—	1,147	206	1,353
Group	1,036	1,148	216	2,400

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2023:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,030	7	4	1,041
Americas	—	1,150	195	1,345
Group	1,030	1,157	199	2,386

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Over time	994	998	1,910	1,910
Point in time	265	257	490	476
Group	1,259	1,255	2,400	2,386